NUVEEN SANTA BARBARA DIVIDEND GROWTH FUND

SUPPLEMENT DATED JANUARY 10, 2014

TO THE PROSPECTUS DATED NOVEMBER 29, 2013

The section “How You Can Buy and Sell Shares—What Share Classes We Offer—Class R6 Shares” is deleted in its entirety and replaced with the following:

Class R6 shares are available to certain qualified retirement plans and other investors as set forth in the statement of additional information. There is no minimum initial investment for qualified retirement plans; however, the shares must be held through plan-level or omnibus accounts held on the books of the Fund. All other eligible investors must meet a minimum initial investment of at least $5 million in the Fund in which they invest. Such minimum investment requirement may be applied collectively to affiliated accounts, in the discretion of the Distributor. Class R6 shares are only available through financial intermediaries that have entered into an agreement with the Distributor to offer Class R6 shares. Class R6 shares are only available in cases where neither the investor nor the intermediary will receive any commission payments, account servicing fees, record keeping fees, 12b-1 fees, sub-transfer agent fees, so called “finder’s fees,” administration fees or similar fees with respect to Class R6 shares. Class R6 shares are not available directly to traditional or Roth IRAs, Coverdell Savings Accounts, Keoghs, SEPs, SARSEPs, or SIMPLE IRAs. Class R6 shares also are not available through retail, advisory fee-based wrap platforms.

Nuveen Santa Barbara Dividend Growth Fund issues Class R6 shares.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-SBDGP-0114P

NUVEEN WINSLOW LARGE-CAP GROWTH FUND

SUPPLEMENT DATED JANUARY 10, 2014

TO THE PROSPECTUS DATED NOVEMBER 29, 2013

The section “How You Can Buy and Sell Shares—What Share Classes We Offer—Class R6 Shares” is deleted in its entirety and replaced with the following paragraph:

Class R6 shares are available to certain qualified retirement plans and other investors as set forth in the statement of additional information. There is no minimum initial investment for qualified retirement plans; however, the shares must be held through plan-level or omnibus accounts held on the books of the Fund. All other eligible investors must meet a minimum initial investment of at least $5 million in the Fund in which they invest. Such minimum investment requirement may be applied collectively to affiliated accounts, in the discretion of the Distributor. Class R6 shares are only available through financial intermediaries that have entered into an agreement with the Distributor to offer Class R6 shares. Class R6 shares are only available in cases where neither the investor nor the intermediary will receive any commission payments, account servicing fees, record keeping fees, 12b-1 fees, sub-transfer agent fees, so called “finder’s fees,” administration fees or similar fees with respect to Class R6 shares. Class R6 shares are not available directly to traditional or Roth IRAs, Coverdell Savings Accounts, Keoghs, SEPs, SARSEPs, or SIMPLE IRAs. Class R6 shares also are not available through retail, advisory fee-based wrap platforms.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-WINSLP-0114P

NUVEEN SANTA BARBARA DIVIDEND GROWTH FUND

SUPPLEMENT DATED JANUARY 10, 2014

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 29, 2013

The last paragraph of the section “Purchase and Redemption of Fund Shares—Class R6 Shares” is deleted in its entirety and replaced with the following paragraph:

There is no minimum initial investment for qualified retirement plans; however, the shares must be held through plan-level or omnibus accounts held on the books of the Fund. All other eligible investors must meet a minimum initial investment of at least $5 million in the Fund. Such minimum investment requirement may be applied collectively to affiliated accounts, in the discretion of the Distributor. Class R6 shares are only available through financial intermediaries that have entered into an agreement with the Distributor to offer Class R6 shares. Class R6 shares are only available in cases where neither the investor nor the intermediary will receive any commission payments, account servicing fees, record keeping fees, 12b-1 fees, sub-transfer agent fees, so called “finder’s fees,” administration fees or similar fees with respect to Class R6 shares. Class R6 shares are not available directly to traditional or Roth IRAs, Coverdell Savings Accounts, Keoghs, SEPs, SARSEPs, or SIMPLE IRAs. Class R6 shares also are not available through retail, advisory fee-based wrap platforms.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-SDIVSAI-0114P

NUVEEN WINSLOW LARGE-CAP GROWTH FUND

SUPPLEMENT DATED JANUARY 10, 2014

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 29, 2013

The last paragraph of the section “Purchase and Redemption of Fund Shares—Class R6 Shares” is deleted in its entirety and replaced with the following paragraph:

There is no minimum initial investment for qualified retirement plans; however, the shares must be held through plan-level or omnibus accounts held on the books of the Fund. All other eligible investors must meet a minimum initial investment of at least $5 million in the Fund. Such minimum investment requirement may be applied collectively to affiliated accounts, in the discretion of the Distributor. Class R6 shares are only available through financial intermediaries that have entered into an agreement with the Distributor to offer Class R6 shares. Class R6 shares are only available in cases where neither the investor nor the intermediary will receive any commission payments, account servicing fees, record keeping fees, 12b-1 fees, sub-transfer agent fees, so called “finder’s fees,” administration fees or similar fees with respect to Class R6 shares. Class R6 shares are not available directly to traditional or Roth IRAs, Coverdell Savings Accounts, Keoghs, SEPs, SARSEPs, or SIMPLE IRAs. Class R6 shares also are not available through retail, advisory fee-based wrap platforms.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-WINSAI-0114P